Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Restricted Cash [Abstract]
Schedule of Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets and statements of cash flows.

	December 31,
	2024	2023	2022

Cash	$16,934,202	$28,953,780	$11,159,610
Restricted Cash	490,666	2,142,615	3,242,989
Total cash and restricted cash presented in the consolidated statement of cash flows	$17,424,868	$31,096,395	$14,402,599